SUNAMERICA EQUITY FUNDS

Incorporated herein by reference is the supplement to the SunAmerica Equity Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 25, 2013 (SEC Accession No. 0001193125-13-173295).